Commitments and contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 18 — Commitments and contingencies

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of WiMi WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the contractual arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the contractual arrangements is remote based on current facts and circumstances.

Legal proceedings

In April 2023, Joyous JD Limited and MicroAlgo filed suit in the New York Supreme Court New York County against Yolanda Asset Management Corporation, the sponsor of Venus Acquisition Corporation. Joyous JD Limited was a backstop investor of MicroAlgo prior to the closing of the Business Combination. In the lawsuit, Joyous JD Limited and MicroAlgo has alleged the following claims:

1. Breach of certain agreements concerning Joyous JD Limited’s investment in Yolanda and Venus Acquisition Corporation, and:

2. Misuse of Form S-4 by Venus Acquisition Corporation under the direction of the Sponsor, resulting in the withdrawal of the Form S-4. MicroAlgo has initiated lawsuit seeking damages.

The Court has accepted the complaint filed by Joyous JD Limited and MicroAlgo. The Company cannot guarantee the outcome of the lawsuit, the final ruling of the court shall prevail.